Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Share-based Compensation
Total expense recognized	$ 263	$ 236	$ 498	$ 371
Total accrued cash distribution	$ 381		$ 381		$ 428